Offerings - Offering: 1	Oct. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary share, par value US$0.00001 per share
Amount Registered | shares	985,222
Proposed Maximum Offering Price per Unit	20.30
Maximum Aggregate Offering Price	$ 20,000,006.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762.00
Offering Note	The amount of registration fee is calculated in accordance with Rule 456(b) and Rule 457(r) of the Securities Act of 1933, as amended and relates to the registration statement on Form F-3 (File No. 333-294722) (the “registration statement”) filed by the registrant. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the registration statement also covers any additional securities that may be offered or issued in connection with any share split, share dividend or pursuant to anti-dilution provisions of any of the securities.

The proposed maximum aggregate offering price has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.